Provision Expense - Summary of Movements in Loss Allowance (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	₸ 249,644	₸ 223,282	₸ 149,092
Transfers	41,013	35,883	25,204
New assets issued	86,237	75,105	65,898
Repaid assets (except for write off)	(46,927)	(51,875)	(44,327)
Modification effect	33,634	20,521	8,435
Total effect on Consolidated Statements of Profit or Loss	113,957	79,634	55,210
Write-off, net of recoveries	(57,952)	(53,269)	18,949
Foreign exchange difference	(9)	(3)	31
Loss Allowance	305,640	249,644	223,282
Financial assets at FVTOCI | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	114	82	130
Transfers	195	5	3
New assets issued	142	28	10
Repaid assets (except for write off)			(58)
Total effect on Consolidated Statements of Profit or Loss	337	33	(45)
Loss Allowance	451	114	82
Financial assets at FVTOCI | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	158	656
Transfers	(18)	31	653
Total effect on Consolidated Statements of Profit or Loss	(18)	31	653
Loss Allowance	140	158	656
Financial assets at FVTOCI | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	1,136		2,662
Transfers	(549)	606
Total effect on Consolidated Statements of Profit or Loss	(549)	606
Reclassification of financial assets			(2,662)
Loss Allowance	587	1,136
Financial assets at FVTOCI | Transfer to Stage 2 | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(1)	(3)
Financial assets at FVTOCI | Transfer to Stage 2 | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		1	3
Financial assets at FVTOCI | Transfer to Stage 3 | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		(530)
Financial assets at FVTOCI | Transfer to Stage 3 | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers		530
Loans to Customers
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	261
Transfers	1,924	261
Total effect on Consolidated Statements of Profit or Loss	1,924	261
Loss Allowance	2,185	261
Loans to Customers | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	59,939	67,604	64,043
Transfers	(27,598)	(25,885)	(14,545)
New assets issued	86,095	75,077	65,888
Repaid assets (except for write off)	(32,139)	(37,258)	(30,502)
Total effect on Consolidated Statements of Profit or Loss	26,358	11,934	20,841
Loss Allowance	77,521	59,939	67,604
Loans to Customers | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	16,290	11,785	10,582
Transfers	(1,896)	(2,531)	4,429
Repaid assets (except for write off)	(1,455)	(1,955)	(2,282)
Total effect on Consolidated Statements of Profit or Loss	(3,351)	(4,486)	2,147
Loss Allowance	22,378	16,290	11,785
Loans to Customers | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	166,042	135,313	67,791
Transfers	65,061	61,320	33,307
Repaid assets (except for write off)	(13,333)	(12,662)	(11,485)
Modification effect	33,634	20,521	8,435
Total effect on Consolidated Statements of Profit or Loss	85,362	69,179	30,257
Write-off, net of recoveries	(56,973)	(49,055)	19,029
Foreign exchange difference	(9)	(3)	12
Loss Allowance	193,759	166,042	135,313
Loans to Customers | Transfer to Stage 1 | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	27,424	15,923	3,544
Loans to Customers | Transfer to Stage 1 | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(3,919)	(1,448)	(1,138)
Loans to Customers | Transfer to Stage 1 | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(23,505)	(14,475)	(2,406)
Loans to Customers | Transfer to Stage 2 | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(11,051)	(10,396)	(6,970)
Loans to Customers | Transfer to Stage 2 | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	20,608	16,184	7,208
Loans to Customers | Transfer to Stage 2 | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(9,557)	(5,788)	(238)
Loans to Customers | Transfer to Stage 3 | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(25,149)	(25,126)	(13,854)
Loans to Customers | Transfer to Stage 3 | Stage 2
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(7,250)	(5,745)	(7,014)
Loans to Customers | Transfer to Stage 3 | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	32,399	30,871	20,868
Due from Banks | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	6	6	19
Transfers	1		(14)
Total effect on Consolidated Statements of Profit or Loss	1		(14)
Foreign exchange difference			1
Loss Allowance	7	6	6
Cash and cash equivalents | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	23	3	1
Transfers	19	20	2
Total effect on Consolidated Statements of Profit or Loss	19	20	2
Loss Allowance	42	23	3
Other assets | Stage 3
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	5,640	7,794	3,846
Transfers	3,909	2,060	1,348
Total effect on Consolidated Statements of Profit or Loss	3,909	2,060	1,348
Write-off, net of recoveries	(979)	(4,214)	(80)
Reclassification of financial assets			2,662
Foreign exchange difference			18
Loss Allowance	8,570	5,640	7,794
Contingencies | Stage 1
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loss Allowance	35	39	18
Transfers	(35)	(4)	21
Total effect on Consolidated Statements of Profit or Loss	₸ (35)	(4)	21
Loss Allowance		₸ 35	₸ 39